Stockholders' Equity (Deficit) - Schedule of Warrants Outstanding and Exercisable by Exercise Price Range (Details) (10-K) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Common stock issuable upon exercise of warrants outstanding number	37,390,452	4,985,394
Warrants [Member]
Common stock issuable upon exercise of warrants outstanding number	37,390,452	4,985,394
Common stock issuable upon exercise of warrants outstanding, weighted average remaining contractual life (years)	4 years 6 months 18 days	4 years 9 months
Common stock issuable upon exercise of warrants outstanding, weighted average exercise price	$ 0.50	$ 0.50
Common stock issuable upon warrants exercisable number	37,390,452	4,985,394
Common stock issuable upon warrants exercisable, weighted average exercise price	$ 0.50	$ 0.50
Warrants [Member] | Exercise Price Range [Member]
Common stock issuable upon exercise of warrants outstanding, range of exercise price	$ 0.50	$ 0.50
Common stock issuable upon exercise of warrants outstanding number	37,390,452	4,985,394
Common stock issuable upon exercise of warrants outstanding, weighted average remaining contractual life (years)	4 years 6 months 18 days	4 years 9 months
Common stock issuable upon exercise of warrants outstanding, weighted average exercise price	$ 0.50	$ 0.50
Common stock issuable upon warrants exercisable number	37,390,452	4,985,394
Common stock issuable upon warrants exercisable, weighted average exercise price	$ 0.50	$ 0.50